Due from controlling shareholder (Details Narrative) (China Greenstar Holdings Limited [Member], USD $)	Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Due from shareholder	$ 30,000
Other advances for its daily operations	$ 690